Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Assets
Cash held in Trust Account	$22,442,184	$22,442,184	$-	$-
Liabilities
Derivative liabilities - Forward Purchase Agreement	$172	$-	$-	$172
Derivative liabilities - Non Redemption Agreement	$400,702	$-	$-	$400,702

December 31, 2022
Assets
Funds that invest in U.S. Treasury Securities	$47,264,548	$47,264,548	$-	$-
Liabilities
Derivative liabilities - Forward Purchase Agreement	$331,777	$-	$-	$331,777
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date.
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$47,264,548	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$331,777
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$200,005,484	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$—

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates related to the Forward Purchase Agreement:
	As of September 30, 2023	As of December 31, 2022
Expected redemption price	$10.54	$10.48
Stock price	$10.60	$9.89
Volatility	45%	65.0%
Term (years)	3.1	3.50
Risk-free rate	4.8%	4.49%
Cost of debt	13.66%	14.80%
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates related to the Non-Redemption Agreements:
	As of September 30, 2023	As of May 5, 2023
Expected redemption price	$11.50	$11.50
Stock price	$10.60	$10.25
Volatility	51%	57.0%
Term (years)	5.12	5.44
Risk-free rate	4.5%	3.35%
Discount rate(1)	85%	2.2%

(1)	The valuation as of May 5, 2023 implied the probability of success based on the Company’s public warrants. Subsequent valuation dates during the three months ended September 30, 2023 utilized additional market information as the probability implied by the warrant value did not reflect the Company’s progress toward completing a Business Combination.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	At initial issuance date	As of December 31, 2022
Expected redemption price	$10.33	$10.48
Stock price	$10.04	$9.89
Volatility	65.0%	65.0%
Term (years)	3.50	5.67
Risk-free rate	4.49%	4.18%
Cost of debt	14.8%	12.4%

Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities	The change in the fair value of the forward purchase agreement and non-redemption agreements liabilities, measured with Level 3 inputs, for the nine months ended September 30, 2023 is summarized as follows:
Derivative liabilities at January 1, 2022	$-
Loss on entry into forward purchase agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	331,777
Change in fair value of derivative liabilities	190,109
Derivative liabilities at March 31, 2023	521,886
Loss on entry into non redemption agreements	86,945
Change in fair value of derivative liabilities	(367,567)
Derivative liabilities at June 30, 2023	241,264
Non-redemption agreements liabilities transferred to equity	(164,439)
Change in fair value of derivative liabilities	324,049
Derivative liabilities at September 30, 2023	$400,874
The change in the fair value of the forward purchase agreement assets and liabilities, measured with Level 3 inputs, for year ended December 31, 2022 is summarized as follows:
Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	$331,777